Schedule of property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net book values, Beginning	€ 307	€ 24,776
Net book values, Ending	323	307
Assets under construction [member]
IfrsStatementLineItems [Line Items]
Net book values, Beginning		11,409
Net book values, Ending	14
Machinery [member]
IfrsStatementLineItems [Line Items]
Net book values, Beginning	41	2,861
Net book values, Ending	9	41
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book values, Beginning	4	237
Net book values, Ending	6	4
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book values, Beginning	260	10,269
Net book values, Ending	293	260
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	1,726	32,978
Addition	102	1,549
Disposal	(213)	(28)
Revaluation		455
Derecognition of PPE		(33,228)
Depreciation at Ending	1,615	1,726
Gross carrying amount [member] | Assets under construction [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	(0)	14,726
Addition	14
Disposal
Revaluation
Derecognition of PPE		(14,726)
Depreciation at Ending	14	(0)
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	1,250	5,846
Addition	(101)	1,261
Disposal
Revaluation
Derecognition of PPE		(5,856)
Depreciation at Ending	1,149	1,250
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	8	422
Addition	2	5
Disposal
Revaluation
Derecognition of PPE		(420)
Depreciation at Ending	10	8
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	468	11,984
Addition	186	284
Disposal	(213)	(28)
Revaluation		455
Derecognition of PPE		(12,226)
Depreciation at Ending	441	468
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	(1,421)	(8,202)
Disposal	146
Depreciation at Ending	(1,292)	(1,421)
Charge for year	(17)	(2,902)
Derecognition of PPE		9,683
Accumulated depreciation and amortisation [member] | Assets under construction [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning		(3,317)
Disposal
Depreciation at Ending
Charge for year
Derecognition of PPE		3,317
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	(1,209)	(2,985)
Disposal
Depreciation at Ending	(1,141)	(1,209)
Charge for year	69	(1,887)
Derecognition of PPE		3,663
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	(3)	(185)
Disposal
Depreciation at Ending	(3)	(3)
Charge for year		(96)
Derecognition of PPE		278
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciation at Beginning	(208)	(1,715)
Disposal	146
Depreciation at Ending	(148)	(208)
Charge for year	(86)	(919)
Derecognition of PPE		€ 2,426